Basic and diluted net earnings per share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures (in shares)	479,836	1,113,775